Business Combinations (Details) - Schedule of Purchase Price	12 Months Ended
	Dec. 31, 2023 USD ($)
Initial Allocation [Member]
Purchase consideration at fair value:
Cash	$ 4,000,000	[1]
Notes payable, net of debt discount	500,000	[1]
Amount of consideration	4,500,000	[1]
Assets acquired and liabilities assumed at fair value
Cash	329,113	[1]
Accounts receivable	1,922,052	[1]
Inventory	9,997,332	[1]
Prepaids and other current assets	79,777	[1]
Property and equipment	545,670	[1]
Other assets	74,800	[1]
Customer-related intangible		[1]
Marketing-related intangible	308,000	[1]
Goodwill		[1]
Accounts payable and accrued expenses	(6,116,883)	[1]
Net assets acquired	7,139,861	[1]
Adjustments [Member]
Purchase consideration at fair value:
Cash
Notes payable, net of debt discount
Amount of consideration
Assets acquired and liabilities assumed at fair value
Cash	19,025
Accounts receivable	(75,925)
Inventory	(3,357,014)
Prepaids and other current assets	29,959
Property and equipment	(146,202)
Other assets
Customer-related intangible	336,000
Marketing-related intangible	(69,000)
Goodwill	757,283
Accounts payable and accrued expenses	133,987
Net assets acquired
Updated Allocation [Member]
Purchase consideration at fair value:
Cash	4,000,000
Notes payable, net of debt discount	500,000
Amount of consideration	4,500,000
Assets acquired and liabilities assumed at fair value
Cash	348,138
Accounts receivable	1,846,127
Inventory	6,640,318
Prepaids and other current assets	109,736
Property and equipment	399,468
Other assets	74,800
Customer-related intangible	336,000
Marketing-related intangible	239,000
Goodwill	757,283
Accounts payable and accrued expenses	(6,250,870)
Net assets acquired	$ 4,500,000

[1]	As reported in the Company’s September 30, 2023 Form 10-Q, filed on November 14, 2023.